Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) (Parentheticals) - Successor - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Sale of pre-funded warrants, net of issuance costs	$ 839,004
Net of issuance costs		$ 130,321
Series A
Net of issuance costs		14,693
Series B
Net of issuance costs		81,684
Series C
Net of issuance costs		$ 446,438
Convertible Preferred Stock | Series A
Common stock liability, shares (in Shares)		13,835